DERIVATIVE INSTRUMENTS (Schedule of gains reclassified from accumulated other comprehensive loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies [Line Items]
Cost of revenues	$ 87,426	$ 74,739
Research and development	110,470	105,920
Sales and marketing	220,303	200,517
General and administrative	58,411	42,396
Total gains (losses), net of tax benefit (taxes on income)	662	(4,797)
Derivative instruments [Member]
Significant Accounting Policies [Line Items]
Cost of revenues	(44)	328
Research and development	(494)	3,588
Sales and marketing	(83)	598
General and administrative	(131)	938
Total gains (losses), before tax benefit (taxes on income)	(752)	5,452
Tax benefit (taxes on income)	90	(654)
Total gains (losses), net of tax benefit (taxes on income)	$ (662)	$ 4,798